UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4871

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

General California Municipal Money Market Fund
Statement of Investments
8/31/2004 (Unaudited)

	Principal
	Amount ($)	Value ($)
	-------------------	----------------
Tax Exempt Investments--100.7%

ABAG Finance Authority for Non-Profit
Corporations, Revenue, VRDN
(Point Loma Nazarene University)
1.41% (LOC; Allied Irish Bank)	1,500,000	1,500,000
Alameda County Industrial Development
Authority, Industrial Revenue, VRDN:
(Plastikon Industries Inc. Project)
1.55% (LOC; California State
Teachers Retirement)	3,480,000	3,480,000
(Spectrum Label Corp.)
1.48% (LOC; Bank of the West)	3,570,000	3,570,000
State of California, Revenue, CP:
1.20%, 11/9/2004	6,650,000	6,650,000
1.28%, 11/10/2004	18,600,000	18,600,000
California Educational Facilities Authority
College & University Revenue, Refunding
VRDN (Art Center Design College)
1.41% (LOC; Allied Irish Bank)	4,250,000	4,250,000
California Infrastructure and Economic
Development Bank, IDR, VRDN:
(Chaparral Property Project)
1.40% (LOC; Comerica Bank)	1,835,000	1,835,000
(International Raisins Inc. Project)
1.50% (LOC; M&T Bank)	3,750,000	3,750,000
(Lance Camper Manufacturing Corp.)
1.38% (LOC; Comerica Bank)	6,000,000	6,000,000
(Studio Moulding Project)
1.40% (LOC; Comerica Bank)	505,000	505,000
(Vandalay Holdings LLC)
1.41% (LOC; Comerica Bank)	2,257,050	2,257,050
California Pollution Control Financing Authority
SWDR, VRDN:
(Athens Services Project)
1.35% (LOC; Wells Fargo Bank)	4,100,000	4,100,000
(Burrtec Waste Industries Inc.):
1.35% (LOC; U.S. Bank NA)	3,700,000	3,700,000
1.55% (LOC; Union Bank of
California)	1,985,000	1,985,000
(California Waste Solutions)
1.35% (LOC; California State
Teachers Retirement)	3,760,000	3,760,000
(Chicago Grade Landfill)
1.40% (LOC; Comerica Bank)	1,665,000	1,665,000
(CR&R Inc. Project)
1.40% (LOC; Comerica Bank)	3,895,000	3,895,000
(Greenwaste Recovery Project)
1.40% (LOC; Comerica Bank)	1,870,000	1,870,000
(Metropolitan Recycling Corp. Project):

1.40%, Series A (LOC; Comerica Bank)	3,335,000	3,335,000
1.40%, Series B (LOC; Comerica Bank)	2,065,000	2,065,000
(Mottra Corp. Project)
1.35% (LOC; Wells Fargo Bank)	2,020,000	2,020,000
(Norcal Waste System Inc. Project):
1.35% (LOC; Bank of America)	15,120,000	15,120,000
1.40% (LOC; Comerica Bank)	8,155,000	8,155,000
(Ratto Group Company Inc. Project)
1.35% (LOC; California State
Teachers Retirement)	4,400,000	4,400,000
(Southdown Inc.)
1.10% (LOC; Wachovia Bank)	7,600,000	7,600,000
(Specialty Solid Waste Project)
1.40% (LOC; Comerica Bank)	2,960,000	2,960,000
California Public Works Board, LR
(Secretary of State)
6%, 12/1/2004 (Insured; AMBAC)	2,000,000	2,024,147
California State University Institute, Revenue
CP 1.22%, 12/10/2004	3,600,000	3,600,000
California Statewide Communities Development
Authority:
Revenue (Kaiser Permanente):
1.08%, 4/1/2005	10,000,000	9,992,497
CP 1.22%, 12/8/2004	6,200,000	6,200,000
VRDN:
IDR (American Modular System Project)
1.43% (LOC; Bank of the West)	600,000	600,000
Revenue (Kaiser Permanente) 1.36%	4,300,000	4,300,000
California Statewide Communities Development
Corporation, IDR, VDRN:
(American River)
1.40% (LOC; California State
Teachers Retirement)	1,575,000	1,575,000
(Evapco Inc. Project)
1.40% (LOC; California State
Teachers Retirement)	175,000	175,000
(Flambeau Airmold Corp.)
1.35% (LOC; ABN-AMRO)	1,800,000	1,800,000
(Florestone Products Co.)
1.40% (LOC; California State
Teachers Retirement)	670,000	670,000
(Lesaint)
1.35% (LOC; PNC Bank)	1,560,000	1,560,000
(Setton Properties)
1.35% (LOC; Wells Fargo Bank)	200,000	200,000
(South Bay Circuits)
1.40% (LOC; California State
Teachers Retirement)	900,000	900,000
Chula Vista, LR, COP, Refunding
(Town Centre II Parking Project)
3%, 9/1/2004 (Insured; AMBAC)	1,250,000	1,250,000
East Side Union High School District, GO Notes
Refunding (Santa Clara County)
3%, 9/1/2004 (Insured; FSA)	1,000,000	1,000,000
FHLMC Multifamily VRDN Certificates
Revenue, VRDN 1.47%
(Liquidity Facility; FHLMC and LOC; FHLMC)	18,417,397	18,417,397

Huntington Park Public Financing Authority, LR
VRDN (Parking Project) 1.44% (LOC; Union
Bank of California)	3,000,000	3,000,000
Los Angeles Industrial Development Authority
Empowerment Zone Facility Revenue, VRDN
(AAA Packing & Shipping Project) 1.38%
(LOC; California State Teachers Retirement)	3,000,000	3,000,000
Montebello, GO Notes, TRAN
3%, 6/30/2005	4,500,000	4,547,192
Pacific Housing and Finance Agency, LR
(Lease Power Project)
4.625%, 12/1/2004 (Insured; MBIA)	2,680,000	2,704,038
Riverside County Industrial Development
Authority, IDR, VRDN
(California Mold Inc. Project)
1.50% (LOC; Bank of the West)	2,910,000	2,910,000
San Bernardino County Industrial Development
Authority, IDR, VRDN (W&H Voortman)
1.40% (LOC; California State
Teachers Retirement)	2,100,000	2,100,000
San Diego Area Housing and Finance Agency
LR, VRDN
1.42% (Liquidity Facility; Societe Generale)	13,000,000	13,000,000
San Diego Housing Authority, MFHR, VRDN
(Logan Square Apartments)
1.44% (Liquidity Facility; Merrill Lynch)	8,300,000	8,300,000
Selma Public Financing Authority, LR, Refunding
VRDN (Street Improvement and
Redevelopment Project)
1.35% (LOC; Allied Irish Bank)	6,720,000	6,720,000
Vallejo Public Financing Authority
Local Agency Revenue (Glen Cove)
1.10%, 9/2/2004 (Insured; AMBAC)	1,015,000	1,015,000
Visalia Unified School District
GO Notes, TRAN
2%, 9/4/2004	9,500,000	9,501,529
Whittier, College and University Revenue
Refunding, VRDN (Whittier College) 1.41%
(Insured; Radian Bank and Liquidity Facility;
The Bank of New York)	7,000,000	7,000,000

Total Investments (cost $237,084,603)	100.7%	237,088,850

Liabilities, Less Cash and Receivables	(.7%)	(1,760,713)

Net Assets	100.0%	235,328,137

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation		LR	Lease Revenue
CP		Commercial Paper		MBIA	Municipal Bond Investors Assurance
COP		Certificate of Participation		MFHR	Multi Family Housing Revenue
FHLMC		Federal Home Loan Mortgage Corporation		RAW	Revenue Anticipation Warrants
FSA		Financial Security Assurance		SWDR	Solid Waste Disposal Revenue
GO		General Obligation		TRAN	Tax and Revenue Anticipation Notes
IDR		Industrial Development Revenue		VRDN	Variable Rate Demand Notes
LOC		Letter of Credit

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or		Standard & Poor's	Value (%)
---------------		-----------------------			-------------------------	-------------------------
F1+, F1		VMIG1, MIG1, P1			SP1+, SP1, A1+, A1	95.3
AAA, AA, A b		Aaa, Aaa, A b			AAA, AA, A b	4.6
Not Rated c		Not Rated c			Not Rated c	0.1
100.0

Notes to Statement of Investments:

a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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